Capital Group New Geography Equity ETF
Investment portfolio
February 28, 2025
unaudited

Common stocks 96.29% Financials 19.24%	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	220,227	$2,930
Mastercard, Inc., Class A	4,946	2,850
Nu Holdings, Ltd., Class A1	213,402	2,294
AIA Group, Ltd.	235,200	1,796
Capitec Bank Holdings, Ltd.	10,620	1,745
HDFC Bank, Ltd.	77,065	1,526
PB Fintech, Ltd.[1]	77,037	1,288
Kotak Mahindra Bank, Ltd.	57,422	1,249
Bank Central Asia Tbk PT	2,308,700	1,173
Eurobank Ergasias Services and Holdings SA	410,930	1,067
XP, Inc., Class A	66,729	944
Shriram Finance, Ltd.	124,202	876
Ping An Insurance (Group) Company of China, Ltd., Class H	148,000	874
National Bank of Greece SA	91,024	843
UniCredit SpA	15,983	839
Bank Mandiri (Persero) Tbk PT	2,907,100	807
S&P Global, Inc.	1,485	793
Cholamandalam Investment and Finance Co., Ltd.	45,349	726
Standard Chartered PLC	44,773	715
Visa, Inc., Class A	1,941	704
Bank of the Philippine Islands	308,180	661
Discovery, Ltd.	59,309	656
Hana Financial Group, Inc.	14,940	608
PICC Property and Casualty Co., Ltd., Class H	340,000	556
Aon PLC, Class A	1,341	549
Hong Kong Exchanges and Clearing, Ltd.	11,900	536
China Merchants Bank Co., Ltd., Class H	88,500	518
HSBC Holdings PLC	43,870	515
ICICI Bank, Ltd. (ADR)	18,479	515
Al Rajhi Banking and Investment Corp., non-registered shares	18,988	503
Grupo Financiero Banorte, SAB de CV, Series O	71,096	501
Bajaj Finserv, Ltd.	23,182	496
Bajaj Finance, Ltd.	5,001	487
B3 SA - Brasil, Bolsa, Balcao	265,934	470
KB Financial Group, Inc.	7,714	413
Canara Bank	416,462	385
Samsung Fire & Marine Insurance Co., Ltd.	1,467	384
Axis Bank, Ltd.	31,389	364
DBS Group Holdings, Ltd.	10,100	343
Woori Financial Group, Inc.	27,896	316
BSE, Ltd.	5,864	310
Banco BTG Pactual SA, units	57,424	308
Moody’s Corp.	569	287
		36,720
Capital Group New Geography Equity ETF — Page 1 of 8

unaudited
Common stocks (continued) Information technology 17.64%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	60,762	$10,969
Microsoft Corp.	11,456	4,548
Broadcom, Inc.	13,939	2,780
SK hynix, Inc.	19,289	2,508
NVIDIA Corp.	16,007	2,000
ASML Holding NV	2,231	1,571
ASML Holding NV (ADR)	514	364
Apple, Inc.	6,583	1,592
Keyence Corp.	3,300	1,302
SAP SE	3,942	1,085
Synopsys, Inc.[1]	1,980	905
Capgemini SE	4,145	641
Oracle Corp.	3,439	571
ASM International NV	867	462
E Ink Holdings, Inc.	54,000	450
Tokyo Electron, Ltd.	2,600	382
eMemory Technology, Inc.	4,000	348
MediaTek, Inc.	7,000	319
Coforge, Ltd.	2,943	248
Advantech Co., Ltd.	20,000	244
Samsung Electronics Co., Ltd.	5,177	193
Globant SA1	1,275	192
		33,674
Consumer discretionary 12.77%
MercadoLibre, Inc.[1]	2,234	4,740
LVMH Moët Hennessy-Louis Vuitton SE	3,016	2,174
Trip.com Group, Ltd. (ADR)[1]	33,933	1,923
Meituan, Class B1	90,100	1,877
BYD Co., Ltd., Class H	18,000	860
BYD Co., Ltd., Class A	10,900	542
H World Group, Ltd. (ADR)	35,169	1,262
Midea Group Co., Ltd., Class A	114,200	1,145
Eicher Motors, Ltd.	17,989	981
Galaxy Entertainment Group, Ltd.	230,000	943
adidas AG	2,868	733
Jumbo SA	25,260	696
Compagnie Financière Richemont SA, Class A	3,375	686
TVS Motor Co., Ltd.	23,915	608
Titan Co., Ltd.	15,221	535
Ferrari NV	965	451
Shenzhou International Group Holdings, Ltd.	60,000	438
Hyundai Motor India, Ltd.[1]	21,373	423
Naspers, Ltd., Class N	1,631	387
YUM! Brands, Inc.	2,431	380
Sands China, Ltd.[1]	162,800	373
Maruti Suzuki India, Ltd.	2,630	359
lululemon athletica, Inc.[1]	916	335
Amadeus IT Group SA, Class A, non-registered shares	3,941	297
Zomato, Ltd.[1]	112,328	285
JD.com, Inc., Class A	12,750	263
Industria de Diseño Textil, SA	4,245	229
Capital Group New Geography Equity ETF — Page 2 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
PDD Holdings, Inc. (ADR)[1]	1,989	$226
Li Ning Co., Ltd.	99,000	218
		24,369
Industrials 11.22%
Airbus SE, non-registered shares	16,547	2,844
Safran SA	7,728	2,005
Shenzhen Inovance Technology Co., Ltd., Class A	146,800	1,454
Rolls-Royce Holdings PLC[1]	130,797	1,224
Techtronic Industries Co., Ltd.	86,000	1,199
Copa Holdings, SA, Class A	10,366	963
Rumo SA	318,584	916
General Electric Co.	4,111	851
Carrier Global Corp.	12,547	813
BAE Systems PLC	40,469	716
International Container Terminal Services, Inc.	111,240	671
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	32,933	621
Airports of Thailand PCL, foreign registered shares	469,300	594
Larsen & Toubro, Ltd.	15,319	554
Contemporary Amperex Technology Co., Ltd., Class A	15,000	544
Siemens AG	2,263	519
CCR SA, ordinary nominative shares	256,894	511
Schneider Electric SE	2,049	497
Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,600	497
Caterpillar, Inc.	1,426	491
LS Electric Co., Ltd.	2,927	480
Hitachi, Ltd.	18,700	466
Mitsui & Co., Ltd.	20,100	373
Wizz Air Holdings PLC[1]	15,723	330
Daikin Industries, Ltd.	3,100	323
IMCD NV	2,093	310
InPost SA1	13,961	240
DSV A/S	1,119	225
GE Vernova, Inc.	572	192
		21,423
Communication services 10.05%
Meta Platforms, Inc., Class A	6,494	4,339
Tencent Holdings, Ltd.	57,700	3,551
Alphabet, Inc., Class A	10,817	1,842
Alphabet, Inc., Class C	4,897	843
Bharti Airtel, Ltd.	130,572	2,343
NetEase, Inc.	41,800	832
NetEase, Inc. (ADR)	6,827	681
MTN Group, Ltd.	126,308	798
KANZHUN, Ltd., Class A (ADR)[1]	38,697	619
América Móvil, SAB de CV, Class B (ADR)	43,120	614
KT Corp. (ADR)[2]	29,080	499
Telefónica, SA, non-registered shares	89,464	399
True Corp. PCL, nonvoting depository receipts[1]	1,101,500	371
Netflix, Inc.[1]	354	347
Singapore Telecommunications, Ltd.	113,800	286
Vodafone Group PLC	314,458	278
Capital Group New Geography Equity ETF — Page 3 of 8

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Indus Towers, Ltd.[1]	73,419	$271
Telkom Indonesia (Persero) Tbk PT, Class B	1,890,900	268
		19,181
Health care 8.87%
Eli Lilly and Co.	3,202	2,948
Novo Nordisk AS, Class B	30,847	2,765
Max Healthcare Institute, Ltd.	188,589	2,108
Thermo Fisher Scientific, Inc.	3,040	1,608
BeiGene, Ltd. (ADR)[1]	3,949	1,073
Abbott Laboratories	7,699	1,063
AstraZeneca PLC	5,678	855
Laurus Labs, Ltd.	129,894	783
Jiangsu Hengrui Medicine Co., Ltd., Class A	105,600	666
Innovent Biologics, Inc.[1]	93,000	484
Zai Lab, Ltd. (ADR)[1]	13,369	463
Aspen Pharmacare Holdings, Ltd.	50,095	437
WuXi AppTec Co., Ltd., Class H	55,400	423
EssilorLuxottica SA	1,244	370
Danaher Corp.	1,599	332
Mankind Pharma, Ltd.[1]	11,773	308
Rede D’Or Sao Luiz SA	53,922	249
		16,935
Consumer staples 6.54%
Kweichow Moutai Co., Ltd., Class A	9,900	2,040
Nestlé SA	13,934	1,344
ITC, Ltd.	265,219	1,197
Ajinomoto Co., Inc.	29,100	1,161
Arca Continental, SAB de CV	88,466	914
Varun Beverages, Ltd.	156,974	782
British American Tobacco PLC	17,178	667
Dino Polska SA, non-registered shares[1]	5,230	641
Shoprite Holdings, Ltd.	37,076	545
Monster Beverage Corp.[1]	9,771	534
JBS SA	91,848	483
Anheuser-Busch InBev SA/NV	7,925	474
Constellation Brands, Inc., Class A	2,665	468
Carlsberg A/S, Class B	3,429	430
Tsingtao Brewery Co., Ltd., Class H	52,000	348
United Spirits, Ltd.	15,893	233
KT&G Corp.	3,197	215
		12,476
Materials 5.03%
Freeport-McMoRan, Inc.	48,336	1,784
Linde PLC	2,811	1,313
First Quantum Minerals, Ltd.[1]	86,494	1,073
Vale SA (ADR), ordinary nominative shares	102,096	963
Barrick Gold Corp.	41,399	735
Tata Steel, Ltd.	459,109	720
Amcor PLC (CDI)	64,134	639
APL Apollo Tubes, Ltd.	36,273	597
Sika AG	2,105	533
Glencore PLC[1]	118,552	476
Capital Group New Geography Equity ETF — Page 4 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Southern Copper Corp.	3,738	$332
Nutrien, Ltd.	5,656	296
Loma Negra Compania Industrial Argentina SA (ADR)[1]	14,015	148
		9,609
Energy 2.79%
TotalEnergies SE	27,519	1,649
Reliance Industries, Ltd.	80,515	1,104
ADNOC Drilling Co. PJSC	375,153	561
Vista Energy, SAB de CV, Class A (ADR)[1]	8,897	452
Galp Energia, SGPS, SA, Class B	22,493	371
Cheniere Energy, Inc.	1,535	351
Chevron Corp.	1,889	300
Adnoc Gas PLC	308,961	283
New Fortress Energy, Inc., Class A	25,009	250
		5,321
Real estate 1.45%
Macrotech Developers, Ltd.	128,793	1,665
China Resources Mixc Lifestyle Services, Ltd.	111,600	463
CK Asset Holdings, Ltd.	94,000	409
Prestige Estates Projects, Ltd.	17,953	231
		2,768
Utilities 0.69%
Equatorial Energia SA, ordinary nominative shares	149,910	765
Equatorial Energia SA1	325	2
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	33,671	543
		1,310
Total common stocks (cost: $182,211,000)		183,786
Preferred securities 0.24% Financials 0.24%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	83,014	456
Total preferred securities (cost: $486,000)		456
Short-term securities 3.56% Money market investments 3.38%
Capital Group Central Cash Fund 4.37%[3,4]	64,601	6,462
Money market investments purchased with collateral from securities on loan 0.18%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.28%[3,5]	336,337	336
Total short-term securities (cost: $6,796,000)		6,798
Total investment securities 100.09% (cost: $189,493,000)		191,040
Other assets less liabilities (0.09)%		(167)
Net assets 100.00%		$190,873
Capital Group New Geography Equity ETF — Page 5 of 8

unaudited
Investments in affiliates4

	Value at 6/25/2024[6] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 4.37%[3]	$—	$36,277	$29,818	$1	$2	$6,462	$98

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $365,000, which represented .19% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 2/28/2025.
[4]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Capital Group New Geography Equity ETF — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2025, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
Capital Group New Geography Equity ETF — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-319-0425
Capital Group New Geography Equity ETF — Page 8 of 8